Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	$ 245	$ 331
Charges	94	202
Utilization	(76)	(301)
Translation and other, net	(12)	13
Other provisions at end of period	251	245
Less: short-term provisions	111	119
Long-term provisions	140	126
Employee-related [member]
Disclosure of other provisions [Line Items]
Charges	61	12
Utilization	(15)	(25)
Translation and other, net		13
Other provisions at end of period	46
Less: short-term provisions	46
Restructuring [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	56	94
Charges		117
Utilization	(52)	(145)
Translation and other, net	1	(10)
Other provisions at end of period	5	56
Less: short-term provisions	5	56
Facilities-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	27	28
Charges	3	3
Utilization	(2)	(18)
Translation and other, net		14
Other provisions at end of period	28	27
Less: short-term provisions	3	2
Long-term provisions	25	25
Other [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	162	209
Charges	30	70
Utilization	(7)	(113)
Translation and other, net	(13)	(4)
Other provisions at end of period	172	162
Less: short-term provisions	57	61
Long-term provisions	$ 115	$ 101